INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Intangible assets with indefinite lives:
Domain name	2,024	2,024
Insurance brokerage license, trademark and others	37,382	42,617
Intangible assets with finite lives:
Patents and trademark	126,423	128,332
Less: accumulated amortization	20,616	37,391
Intangible assets, net	145,213	135,582

Amortization expenses for the intangible assets for the years ended December 31, 2019, 2020 and 2021, were RMB7,806, RMB12,180 and RMB16,775, respectively. Future amortization expenses relating to the existing intangible assets amounted to RMB16,745 per year for each of the next three years, RMB12,179 for the fourth year, RMB9,097 for the fifth year, and RMB19,430 thereafter.